Document And Entity Information	Mar. 06, 2024
Document Information [Line Items]
Entity, Registrant Name	inTEST Corporation
Document, Type	8-K/A
Document, Period End Date	Mar. 06, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-36117
Entity, Tax Identification Number	22-2370659
Entity, Address, Address Line One	804 East Gate Drive, Suite 200
Entity, Address, City or Town	Mt. Laurel
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08054
City Area Code	856
Local Phone Number	505-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INTT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A No. 1 date of report 03-06-24
Amendment Flag	true
Entity, Central Index Key	0001036262